Note 6 - Property and Equipment (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Depreciation	$ 34	$ 45	$ 84	$ 82